Contract Liabilities (Tables)	12 Months Ended
Apr. 30, 2023
Contract liabilities [abstract]
Summary of Contract Liabilities

	2022	2023
	US$	US$
Digital solutions services—non financial services income	5,968	9,700
Digital media, content, and marketing services income	—	1,000
Hotel operations, hospitality and VIP services income	—	493

	5,968	11,193

Presented as:
Current	5,291	10,162
Non-current	677	1,031

	5,968	11,193

Summary of Revenue Recognized from Contract Liabilities
The following table shows how much of the revenue recognized relates to carried-forward contract liabilities.

	2022	2023
	US$	US$
Digital solutions services—non financial services income
Revenue recognized that was included in the contract liability balance at the beginning of the year	5,019	5,296